Label	Element	Value
2x Ether ETF | United States Treasury Bill 3.60% 3/24/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	139.90%
2x Ether ETF | United States Treasury Bill 3.59% 5/21/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.50%
2x Ether ETF | United States Treasury Bill 3.59% 5/14/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.00%
2x Ether ETF | United States Treasury Bill 3.61% 4/21/2026 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	25.30%
2x Ether ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(296.80%)
2x Ether ETF | CME Ether Future Mar26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
2x Ether ETF | CME Ether Future Apr26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.80%